Acquisitions and Divestitures (Schedule of Purchase Price Allocation) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Goodwill	$ 4,424,425	$ 4,388,429	$ 4,245,136
Hospitals and Significant Practices Acquired [Member]
Business Acquisition [Line Items]
Current assets		46,207
Property and equipment		178,836
Goodwill		106,269
Intangible assets		2,522
Other long-term assets		490
Liabilities		$ 34,463